Income Taxes - Schedule of Income Before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Domestic	$ (25,933)	$ (46,847)	$ (39,077)
Foreign	15,427	14,906	16,036
Loss before income taxes	$ (10,506)	$ (31,941)	$ (23,041)